Short Term Loans (Tables)	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of outstanding balances of short term bank loans
	As of June 30,
	2019	2018

Loan from Bank of Communication	$728,332	$740,506
Loans from China Merchants Bank	1,456,664	1,813,483
	$2,184,996	$2,553,989